CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,420	$ 1,810	$ 3,244
Cryptocurrency assets	6,978	9,581
Total current assets	17,677	19,147
Non-current assets:
Intangible assets, net	5,862	11,084
Total non-current assets	27,930	67,188
TOTAL ASSETS	45,607	86,335
Current liabilities:
Accrued payroll and welfare payable	317	306
Accrued expenses and other liabilities	7,978	9,349
Total current liabilities	10,019	11,236
TOTAL LIABILITIES	10,879	19,555
Shareholders' equity:
Additional paid-in capital	651,782	640,724
Treasury shares	21,604	21,604
Accumulated other comprehensive loss	(4,246)	(4,392)
Total shareholders' equity	34,232	56,893
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	45,607	86,335
Parent Company
Current assets:
Cash and cash equivalents	9	30	$ 35	$ 137
Cryptocurrency assets	437	250
Other current assets	75,509	29,077
Amounts due from intergroup companies	106,666	140,168
Total current assets	182,621	169,525
Non-current assets:
Investment in subsidiaries	(148,093)	(112,300)
Intangible assets, net	108	95
Total non-current assets	(147,985)	(112,205)
TOTAL ASSETS	34,636	57,320
Current liabilities:
Accrued payroll and welfare payable	26	34
Accrued expenses and other liabilities	378	393
Total current liabilities	404	427
TOTAL LIABILITIES	404	427
Shareholders' equity:
Additional paid-in capital	651,782	640,724
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,246)	(4,392)
Accumulated deficit and statutory reserve	(591,790)	(557,913)
Total shareholders' equity	34,232	56,893
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	34,636	57,320
Class A ordinary shares
Shareholders' equity:
Ordinary shares	90	78
Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	90	78
Class B ordinary shares
Shareholders' equity:
Ordinary shares	0	0
Class A preference shares
Shareholders' equity:
Preference shares
Class A II preference shares
Shareholders' equity:
Preference shares